Capital Structure (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands				1 Months Ended		12 Months Ended
	Sep. 15, 2014 item	Mar. 17, 2014 USD ($) $ / shares shares	Mar. 17, 2014 USD ($) $ / shares shares	Mar. 31, 2013 USD ($) shares	Mar. 31, 2013 CNY (¥) shares	Dec. 31, 2015 shares	Dec. 31, 2014 shares	Dec. 31, 2013 shares	Nov. 03, 2014	Nov. 02, 2014	Mar. 17, 2014 CNY (¥)
Capital Structure
Number of additional ADSs from certain selling shareholders		171,000
Shares issued as a result of exercises of share options by employees and a consultant						956,587	1,883,977	1,905,026
Notes
Capital Structure
Aggregate principal amount of convertible notes		$ 632,500	$ 632,500								¥ 4,097,209
Interest rate (as a percent)		1.50%	1.50%			1.50%					1.50%
Initial public offering
Capital Structure
Number of shares issued to investors			2,280,000
Initial public offering | Notes
Capital Structure
Aggregate principal amount of convertible notes		$ 550,000	$ 550,000								¥ 3,562,790
Follow-on offering | Notes
Capital Structure
Aggregate principal amount of convertible notes		$ 82,500	$ 82,500								¥ 534,419
ADS
Capital Structure
Public offering price (per ADS) | $ / shares		$ 143.74	$ 143.74
ADS ratio to ordinary shares									5	0.20
ADS | Notes
Capital Structure
ADS ratio to ordinary shares		0.2	0.2								0.2
ADS | Initial public offering
Capital Structure
Number of shares issued to investors			1,140,000
Class A ordinary shares
Capital Structure
Number of votes entitled per share | item	1
Proceeds from issuance of ordinary shares upon vesting of shares awards						1,100,618	988,723	476,065
Class A ordinary shares | Follow-on offering
Capital Structure
Number of shares issued to investors				8,000,000	8,000,000
Gross proceeds received on share issuance				$ 91,920	¥ 571,320
Direct costs of equity issuance				$ 1,572	¥ 9,769
Class B ordinary shares
Capital Structure
Number of votes entitled per share | item	10